Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
ASSETS
Cash	$ 5,311,693	$ 4,668,745
Short-term investments	2,266,069	4,078,244
Trade receivables	183,566	128,847
Inventories	1,403,582	114,533
Prepayments		58,764
Loan due from a third party	2,222,191
Due from related parties	1,127
Other current assets	108,224	249,155
Total current assets	11,496,452	9,298,288
Investment in an equity investee	187,755
Goodwill	8,073,011
Property and equipment, net	1,315,326	604,095
Deposits for plant, property and equipment	849,245	665,380
Intangible assets	66,442	73,854
Right of use assets	553,904
Other noncurrent assets	92,992	204,932
Total Assets	22,635,127	10,846,549
LIABILITIES AND EQUITY
Trade payable	64,300	91,202
Unearned income	127,279	40,849
Other current liabilities	68,579	129,983
Lease liabilities, current	315,259
Warrants liabilities	1,150,416	1,432,648
Total current liabilities	1,725,833	1,694,682
Lease liabilities, noncurrent	310,098
Total Liabilities	2,035,931	1,694,682
Shareholders' Equity
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized, 45,188,648 and 26,180,314 shares issued and outstanding at June 30, 2020 and 2019, respectively	4,519	2,618
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital	25,568,478	17,625,612
Accumulated deficit	(10,280,741)	(8,174,141)
Accumulated other comprehensive loss	(352,649)	(302,222)
Total Urban Tea, Inc.'s Shareholders' Equity	14,939,607	9,151,867
Non-controlling interests	5,659,589
Total Liabilities and Equity	$ 22,635,127	$ 10,846,549